Exhibit 99.1

SLM Student Loan Trust 2011-3 Monthly Servicing Report
Distribution Date	02/27/2012
Collection Period	01/01/2012 - 01/31/2012

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		11/18/2011	12/31/2011	01/31/2012
	Principal Balance		$767,002,624.19	$787,354,536.85	$783,704,794.05
	Interest to be Capitalized Balance		7,606,904.17	6,612,964.51	7,036,150.30

	Pool Balance		$774,609,528.36	$793,967,501.36	$790,740,944.35
	Capitalized Interest Account Balance		$76,000,000.00	$76,000,000.00	$76,000,000.00
	Specified Reserve Account Balance		1,995,285.00	1,984,918.75	1,976,852.36

	Adjusted Pool (1)		$852,604,813.36	$871,952,420.11	$868,717,796.71
	Weighted Average Coupon (WAC)		5.49%	5.53%	5.53%
	Number of Loans		61,014	62,678	62,491
	Aggregate Outstanding Principal Balance - Tbill			$3,121,245.58	$3,108,847.86
	Aggregate Outstanding Principal Balance - Commercial Paper			$790,846,255.78	$787,632,096.49
	Pool Factor			0.994804533	0.990761806
	Since Issued Constant Prepayment Rate			(2.82)%	(2.21)%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	01/25/2012		02/27/2012
	A	78445UAA0	$805,205,513.53		$801,821,453.77
	B	78445UAD4	$24,000,000.00		$24,000,000.00

C	Account Balances		01/25/2012		02/27/2012
	Reserve Account Balance		$1,984,918.75		$1,976,852.36
	Capitalized Interest Account Balance		$76,000,000.00		$76,000,000.00
	Floor Income Rebate Account		$1,992,308.14		$3,249,409.79
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		01/25/2012		02/27/2012
	Adjusted Pool Balance + Supplemental Loan Purchase		$871,952,420.11		$868,717,796.71
	Total Notes		$829,205,513.53		$825,821,453.77
	Difference		$42,746,906.58		$42,896,342.94
	Parity Ratio		1.05155		1.05194

Page 2 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

II. Trust Activity 01/01/2012 through		01/31/2012

A	Student Loan Principal Receipts
	Borrower Principal	4,161,234.94
	Guarantor Principal	276,749.09
	Consolidation Activity Principal	222,409.69
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$4,660,393.72

B	Student Loan Interest Receipts
	Borrower Interest	1,834,467.78
	Guarantor Interest	3,831.44
	Consolidation Activity Interest	2,070.84
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	22,403.16

	Total Interest Receipts	$1,862,773.22

C	Reserves in Excess of Requirement	$8,066.39

D	Investment Income	$1,252.23

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(695,242.56)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,257,101.65)

M	AVAILABLE FUNDS	$4,580,141.35

N	Non-Cash Principal Activity During Collection Period	$(1,010,650.92)

O	Non-Reimbursable Losses During Collection Period	$-

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

III. 2011-3		Portfolio Characteristics

		01/31/2012				12/31/2011
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.59%	6,906	$94,351,024.15	12.039%	5.60%	7,029	$96,442,952.15	12.249%
REPAYMENT:	CURRENT	5.38%	44,520	$485,776,009.56	61.985%	5.37%	44,359	$483,570,886.56	61.417%
	31-60 DAYS DELINQUENT	5.98%	1,761	$27,356,858.58	3.491%	5.84%	1,986	$29,951,230.06	3.804%
	61-90 DAYS DELINQUENT	5.81%	1,030	$16,497,883.72	2.105%	6.08%	1,178	$18,339,586.71	2.329%
	91-120 DAYS DELINQUENT	6.09%	640	$10,109,531.62	1.290%	5.94%	708	$12,727,009.83	1.616%
	> 120 DAYS DELINQUENT	5.85%	1,901	$30,549,361.78	3.898%	5.85%	1,754	$27,571,737.41	3.502%
	FORBEARANCE	5.86%	5,685	$118,355,593.66	15.102%	5.86%	5,646	$118,339,293.78	15.030%
	CLAIMS IN PROCESS	6.47%	48	$708,530.98	0.090%	4.98%	18	$411,840.35	0.052%

TOTAL			62,491	$783,704,794.05	100.00%		62,678	$787,354,536.85	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

IV. 2011-3 Portfolio Characteristics (cont’d)

	01/31/2012	12/31/2011
Pool Balance	$790,740,944.35	$793,967,501.36
Total # Loans	62,491	62,678
Total # Borrowers	35,997	36,115
Weighted Average Coupon	5.53%	5.53%
Weighted Average Remaining Term	212.89	213.48
Non-Reimbursable Losses	$-	$-
Cumulative Non-Reimbursable Losses	$-	$-
Since Issued Constant Prepayment Rate (CPR)	-2.21%	-2.82%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$4,883,135.88	$5,210,476.53
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Borrower Interest Accrued	$3,301,000.34	$4,621,564.25
Interest Subsidy Payments Accrued	$229,138.75	$331,254.88
Special Allowance Payments Accrued	$1,832.89	$195.12

Page 5 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

V. 2011-3 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.53%	62,491	783,704,794.05	100.000%

Total	5.53%	62,491	$783,704,794.05	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.53%	62,491	783,704,794.05	100.000%

Total	5.53%	62,491	$783,704,794.05	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

VI. 2011-3 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$4,580,141.35

A		Primary Servicing Fee	$147,682.00	$4,432,459.35

B		Administration Fee	$6,667.00	$4,425,792.35

C		Class A Noteholders’ Interest Distribution Amount	$1,015,853.99	$3,409,938.36

D		Class B Noteholders’ Interest Distribution Amount	$25,878.60	$3,384,059.76

E		Reserve Account Reinstatement	$-	$3,384,059.76

F		Class A Noteholders’ Principal Distribution Amount	$3,384,059.76	$-

G		Class B Noteholders’ Principal Distribution Amount	$-	$-

H		Unpaid Expenses of The Trustees	$-	$-

I		Carryover Servicing Fee	$-	$-

J		Remaining Amounts to the Noteholders after the first auction date	$-	$-

K		Excess Distribution Certificateholder	$-	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$783,704,794.05

	B	Interest to be Capitalized	$7,036,150.30

	C	Capitalized Interest Account Balance	$76,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,976,852.36

	E	Less: Specified Reserve Account Balance	$(1,976,852.36)

	F	Total	$866,740,944.35

	G	Class A Notes Outstanding (after application of available funds)	$-

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

VII. 2011-3 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78445UAA0	78445UAD4
Beginning Balance	$805,205,513.53	$24,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	1.10%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	01/25/2012	01/25/2012
Accrual Period End	02/27/2012	02/27/2012
Daycount Fraction	0.09166667	0.09166667
Interest Rate*	1.37630%	1.17630%
Accrued Interest Factor	0.001261608	0.001078275
Current Interest Due	$1,015,853.99	$25,878.60
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$1,015,853.99	$25,878.60
Interest Paid	$1,015,853.99	$25,878.60
Interest Shortfall	$-	$-
Principal Paid	$3,384,059.76	$-
Ending Principal Balance	$801,821,453.77	$24,000,000.00
Paydown Factor	0.004167561	0.000000000
Ending Balance Factor	0.987464845	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

VIII. 2011-3 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$829,205,513.53
	Adjusted Pool Balance	$868,717,796.71
	Overcollateralization Amount	$47,779,478.82
	Principal Distribution Amount	$8,267,195.64
	Principal Distribution Amount Paid	$3,384,059.76
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,984,918.75
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,984,918.75
	Required Reserve Acct Balance	$1,976,852.36
	Release to Collection Account	$8,066.39
	Ending Reserve Account Balance	$1,976,852.36
C	Capitalized Interest Account
	Beginning Period Balance	$76,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$76,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$1,992,308.14
	Deposits for the Period	$1,257,101.65
	Release to Collection Account	$-
	Ending Balance	$3,249,409.79
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012

IX. 2011-3 Other Characteristics
Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$47,841,258.37	$53,120,063.61	$270,375,883.00	$371,337,204.98
Unsubsidized Consolidation Loans	$49,201,439.60	$69,811,448.13	$300,390,851.64	$419,403,739.37
Total	$97,042,697.97	$122,931,511.74	$570,766,734.64	$790,740,944.35
Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	237	261	181	200
Unsubsidized Consolidation Loans	258	282	206	225
Total	248	273	194	213
Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.517%	5.780%	5.384%	5.458%
Unsubsidized Consolidation Loans	5.656%	5.914%	5.523%	5.603%
Total	5.587%	5.856%	5.457%	5.535%
Weighted Average SAP Margin of All CP Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.461%	2.368%	2.524%	2.493%
Unsubsidized Consolidation Loans	2.421%	2.340%	2.485%	2.453%
Total	2.441%	2.352%	2.503%	2.472%
Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.159%	3.100%	3.112%	3.115%
Total	3.147%	3.100%	3.108%	3.111%

Page 10 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 01/01/2012 - 01/31/2012, Distribution Date 02/27/2012